Debt Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets [line items]
Schedule of debt instruments

	Million of euros
	2018 (*)	2017	2016

Classification:
Financial assets held for trading	27,800	36,351	48,922
Non-trading financial assets mandatorily at fair value through profit or loss	5,587
Financial assets designated at fair value through profit or loss	3,222	3,485	3,398
Financial assets designated at fair value through other comprehensive income	116,819
Financial assets available-for-sale	—	128,481	111,287
Financial assets at amortised cost	37,696
Loans and receivables	—	17,543	13,237
Held-to-maturity investments	—	13,491	14,468
	191,124	199,351	191,312
Type:
Spanish government debt securities (**)	50,488	59,186	45,696
Foreign government debt securities	99,959	99,424	103,070
Issued by financial institutions	10,574	12,155	16,874
Other fixed-income securities	29,868	28,299	25,397
Impaired financial assets	870	1,017	773
Impairment losses	(635)	(730)	(498)
	191,124	199,351	191,312
Currency:
Euro (**)	76,513	93,250	73,791
Pound sterling	19,153	16,203	16,106
US dollar	22,864	25,191	31,401
Brazilian real	40,871	39,233	43,370
Other currencies	32,358	26,204	27,142
Total gross	191,759	200,081	191,810
Impairment losses	(635)	(730)	(498)
	191,124	199,351	191,312

(*)     See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

(**)  The increase in 2017 corresponds mainly to Banco Popular Español, S.A.U. acquisition.

Schedule of debt instruments by origin of issuer
	Million of euros
	2018				2017				2016
	Private	Public			Private	Public			Private	Public
	fixed-income	fixed-income	Total	%	fixed-income	fixed-income	Total	%	fixed-income	fixed-income	Total	%

Spain	4,748	50,488	55,236	28.90%	5,272	59,186	64,458	32.33%	6,153	45,696	51,849	27.10%
United Kingdom	5,615	9,512	15,127	7.91%	4,339	10,717	15,056	7.55%	3,531	11,910	15,441	8.07%
Portugal	3,663	6,943	10,606	5.55%	3,972	7,892	11,864	5.95%	4,068	7,689	11,757	6.15%
Italy (*)	857	3,134	3,991	2.09%	1,287	7,171	8,458	4.24%	1,035	3,547	4,582	2.40%
Ireland (**)	4,543	2	4,545	2.38%	3,147	2	3,149	1.58%	518	—	518	0.27%
Poland	683	10,489	11,172	5.85%	772	6,619	7,391	3.71%	707	6,265	6,972	3.64%
Other European countries	6,101	1,518	7,619	3.99%	7,195	1,733	8,928	4.48%	7,203	1,736	8,939	4.67%
United States	6,833	10,362	17,195	9.00%	7,986	11,670	19,656	9.86%	10,559	13,058	23,617	12.34%
Brazil	5,285	36,583	41,868	21.91%	4,729	34,940	39,669	19.90%	5,364	39,770	45,134	23.59%
Mexico	520	11,325	11,845	6.20%	461	9,478	9,939	4.99%	587	10,628	11,215	5.86%
Chile	79	2,729	2,808	1.47%	62	4,071	4,133	2.07%	1,315	3,643	4,958	2.59%
Other American countries	1,111	1,375	2,486	1.30%	755	913	1,668	0.84%	782	1,262	2,044	1.07%
Rest of the world	639	5,987	6,626	3.47%	764	4,218	4,982	2.50%	724	3,562	4,286	2.24%
	40,677	150,447	191,124	100%	40,741	158,610	199,351	100%	42,546	148,766	191,312	100%

(*)    Of the exposure in Italy, EUR 1,855 million corresponds to bonds sold in forward.

(**)  Includes mainly UK securities issued by Irish vehicles with underlying risk UK.

Schedule of debt instruments by issuer rating

	Credit risk with customers (*)
	(million of euros)			Non-performing loans			NPL ratio (%)
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Continental Europe	429,454	424,248	331,706	22,537	24,674	19,638	5.25	5.82	5.92
Spain	239,479	251,433	172,974	14,833	15,880	9,361	6.19	6.32	5.41
Santander Consumer Finance	97,922	92,589	88,061	2,244	2,319	2,357	2.29	2.50	2.68
Portugal	38,340	39,394	30,540	2,279	2,959	2,691	5.94	7.51	8.81
Poland	30,783	24,391	21,902	1,317	1,114	1,187	4.28	4.57	5.42
UK	262,196	247,625	255,049	2,755	3,295	3,585	1.05	1.33	1.41
Latin América	171,898	167,516	173,150	7,461	7,464	8,333	4.34	4.46	4.81
Brazil	84,212	83,076	89,572	4,418	4,391	5,286	5.25	5.29	5.90
Mexico	33,764	28,939	29,682	822	779	819	2.43	2.69	2.76
Chile	41,268	40,406	40,864	1,925	2,004	2,064	4.66	4.96	5.05
Argentina	5,631	8,085	7,318	179	202	109	3.17	2.50	1.49
US	92,152	77,190	91,709	2,688	2,156	2,088	2.92	2.79	2.28
Santander Bank, National Association	51,049	44,237	54,040	450	536	717	0.88	1.21	1.33
Santander Consumer USA	26,424	24,079	28,590	2,043	1,410	1,097	7.73	5.86	3.84
Group Total	958,153	920,968	855,510	35,692	37,596	33,643	3.73	4.08	3.93

(*)    Includes gross lending to customers, guarantees and documentary credits.

Debt instruments
Disclosure of financial assets [line items]
Schedule of debt instruments by issuer rating

	Million of euros
	2018				2017				2016
	Private	Public			Private	Public			Private	Public
	fixed-income	fixed-income	Total	%	fixed-income	fixed-income	Total	%	fixed-income	fixed-income	Total	%

AAA	18,901	834	19,735	10.33%	16,239	924	17,163	8.61%	18,916	1,008	19,924	10.41%
AA	2,715	20,966	23,681	12.39%	2,714	23,522	26,236	13.16%	1,632	29,639	31,271	16.35%
A	3,464	69,392	72,856	38.12%	4,373	8,037	12,410	6.23%	2,928	3,285	6,213	3.25%
BBB	5,093	21,837	26,930	14.09%	6,449	91,012	97,461	48.89%	7,579	66,955	74,534	38.96%
Below BBB	668	37,412	38,080	19.92%	2,393	35,109	37,502	18.81%	4,751	47,872	52,623	27.51%
Unrated	9,836	6	9,842	5.15%	8,573	6	8,579	4.30%	6,740	7	6,747	3.53%
	40,677	150,447	191,124	100%	40,741	158,610	199,351	100%	42,546	148,766	191,312	100%

Schedule of changes in impairment losses on debt instruments
	Million of euros
	2018 (*)	2017	2016

Balance at beginning of year	704	498	291
Net impairment losses for the year (**)	43	348	380
Of which:
Impairment losses charged to income	138	386	423
Impairment losses reversed with a credit to income	(95)	(38)	(43)
Exchange differences and other items	(112)	(116)	(172)
Balance at end of year	635	730	498
Of which:
By geographical location of risk:
European Union	22	30	40
Latin America	613	700	458

(**) Of which:
Loans and advances	—	348	405
Financial assets at amortised cost	43
Financial assets available for sale	—	—	(25)
Financial assets designated at fair value through other comprehensive income	—

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

Private fixed income
Disclosure of financial assets [line items]
Schedule of debt instruments

	Million of euros
	2018	2017	2016

Securitised mortgage bonds	2,942	2,458	1,584
Other asset-backed bonds	9,805	5,992	2,803
Floating rate debt	13,721	13,756	11,818
Fixed rate debt	14,209	18,535	26,341
Total	40,677	40,741	42,546